Cover	Jan. 21, 2025
Cover [Abstract]
Entity Registrant Name	Onar Holding Corporation
Entity Central Index Key	0001682265
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jan. 21, 2025
Entity File Number	00-56012
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-2200506
Entity Address Address Line 1	8605 Santa Monica Boulevard
Entity Address Address Line 2	PMB 36522
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90069
City Area Code	512
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	407-2623
Security 12g Title	Common Stock
Trading Symbol	RELT